K&L Gates LLP

70 West Madison Street

Suite 3100

Chicago, IL 60602-4209

312.372.1121

April 24, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Ivy High Income Opportunities Fund

Ladies and Gentlemen:

On behalf of Ivy High Income Opportunities Fund (the “Fund”), we are transmitting for electronic filing Amendment No. 3 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein. This Amendment No. 3 is being filed for the purpose of updating the Fund’s Registration Statement.

Before the Fund’s Registration Statement becomes effective under the Securities Act, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 807-4227 or Corey Zarse at (312) 807-4354 with any questions or comments concerning these materials.

Very truly yours,

/s/ Alan P. Goldberg

Alan P. Goldberg